Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Asset Retirement Obligation [Abstract]
Balance, beginning of period	$ 11,846	$ 10,714	$ 17,018
Accretion expense	959	895	1,436
Liabilities incurred during the year	193	237	581
Change in estimated liability			(8,054)
Settlement of existing liabilities			(267)
Balance, end of period	$ 12,998	$ 11,846	$ 10,714